ACQUISITION OF BUSINESSES - Schedule of Current Year Acquisitions (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	$ 1,554	$ 1,152
Borrowings	(1,714)
Business services
Disclosure of detailed information about business combination [line items]
Goodwill	579	238
Borrowings	(58)
Industrial operations
Disclosure of detailed information about business combination [line items]
Goodwill	186	171
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash	198
Contingent consideration	13
Total Consideration	211	19
Cash and cash equivalents	39
Accounts receivable and other	1,248
Inventory	690
Equity accounted investments	122
Property, plant and equipment	264
Intangible assets	403	36
Goodwill	325	39
Deferred income tax assets	9
Financial assets	106
Other assets	0
Acquisition gain	0
Accounts payable and other	(1,885)
Borrowings	(210)
Deferred income tax liabilities	(58)
Net assets acquired before non-controlling interest	1,053	76
Non-controlling interest	(842)	(57)
Net Assets Acquired	211	$ 19
Various acquisitions | Industrial operations
Disclosure of detailed information about business combination [line items]
Cash	383
Contingent consideration	0
Total Consideration	383
Cash and cash equivalents	296
Accounts receivable and other	978
Inventory	10
Equity accounted investments	109
Property, plant and equipment	200
Intangible assets	2,467
Goodwill	17
Deferred income tax assets	50
Financial assets	0
Other assets	65
Acquisition gain	0
Accounts payable and other	(227)
Borrowings	(1,468)
Deferred income tax liabilities	(746)
Net assets acquired before non-controlling interest	1,751
Non-controlling interest	(1,368)
Net Assets Acquired	383
Various acquisitions | Energy
Disclosure of detailed information about business combination [line items]
Cash	12
Contingent consideration	0
Total Consideration	12
Cash and cash equivalents	0
Accounts receivable and other	0
Inventory	0
Equity accounted investments	0
Property, plant and equipment	39
Intangible assets	0
Goodwill	0
Deferred income tax assets	0
Financial assets	0
Other assets	0
Acquisition gain	(7)
Accounts payable and other	0
Borrowings	0
Deferred income tax liabilities	(2)
Net assets acquired before non-controlling interest	30
Non-controlling interest	(18)
Net Assets Acquired	$ 12